Commitments and Contingencies (Details Narrative)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 25, 2023 USD ($)	Jan. 25, 2023 EUR (€)	Nov. 28, 2022 USD ($)	Nov. 28, 2022 EUR (€)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 04, 2022 USD ($)
Line of Credit Facility [Line Items]
Number of shares purchase | shares					5,000,000		5,000,000		5,000,000
Additional common shares | shares									8,317,828	2,406,227
Line of credit facility, description							Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.		Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.
Rent expense					$ 53,161	$ 22,247	$ 76,787	$ 41,768	$ 69,171	$ 37,552
Legal fees			$ 48,160	€ 45,500
NPP amount pay			$ 23,214	€ 22,749
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Outstanding fee	$ 5,277	€ 4,986
Employment Agreements 2022 [Member]
Line of Credit Facility [Line Items]
Base salary									210,305
Hofmeier [Member]
Line of Credit Facility [Line Items]
Salary first year					125,000		125,000		125,000
Salary second year					150,000		150,000		150,000
Velazquez [Member]
Line of Credit Facility [Line Items]
Salary first year					125,000		125,000		125,000
Salary second year					$ 150,000		$ 150,000		$ 150,000
Employees [Member] | Employment Agreements 2022 [Member]
Line of Credit Facility [Line Items]
Bonus paid											$ 29,164
Line of Credit [Member]
Line of Credit Facility [Line Items]
Additional common shares | shares					500,000		500,000		500,000